INVENTORIES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
INVENTORIES

16. INVENTORIES

As of December 31,
	2023	2022
	RMB’000	RMB’000
Raw materials	-	-
Work in progress	-	-
Finished goods	-	-
	-	-

As of December 31, 2022, total inventory held by discontinued operations was RMB 28,749,000 (Note 30).

The analysis of the amount of inventories recognized from discontinued operations as an expense and included in profit or loss is as follows:

	For the years ended December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Discontinued operations
Carrying amount of inventories sold	-	45,290	248,166
Write down (reversal) of inventories (included in cost of sales)	-	(4,045)	(99,237)
	-	41,245	148,929